Fair Value and Other Disclosures on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value and Other Disclosures on Financial Instruments
Schedule of Fair values of Financial instruments and Classification Within the Fair value Hierarchy

		12/31/2025
			Measurement Categories		Fair Value
		Carrying	At	At
€ millions	Category	Amount	Amortized Cost	Fair Value	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents		8,220
Cash at banks[1]	AC	3,910	3,910
Time deposits[1]	AC	1,438	1,438
Money market and similar funds	FVTPL	2,871		2,871	2,871			2,871
Trade and other receivables		6,893
Trade receivables[1]	AC	5,790	5,790
Other receivables[2]		1,103
Other financial assets		8,821
Debt securities	AC	92	92		92			92
Debt securities	FVOCI	46		46	46			46
Equity securities	FVTPL	6,574		6,574	251		6,324	6,574
Investments in associates[2]		142
Time deposits[1]	AC	1,219	1,219
Financial instruments related to employee benefit plans[2]		284
Loans and other financial receivables	AC	392	392			392		392
Derivative assets
Designated as hedging instrument
FX forward contracts		27		27		27		27
Not designated as hedging instrument
FX forward contracts	FVTPL	46		46		46		46
Liabilities
Trade and other payables		-2,433
Trade payables[1]	AC	-1,465	-1,465
Other payables[2]		-968
Financial liabilities		-8,070
Non-derivative financial liabilities
Loans[1]	AC	0	0
Bonds	AC	-5,294	-5,294		-5,445			-5,445
Private placements	AC	0	0			0		0
Lease liabilities[3]		-1,684	-1,684
Commercial paper	AC	-498	-498			-498		-498
Other non-derivative financial liabilities	AC	-157	-157			-157		-157
Derivative liabilities
Designated as hedging instrument
FX forward contracts		-7		-7		-7		-7
Interest rate swaps		-332		-332		-332		-332
Equity swaps		-20		-20		-20		-20
Not designated as hedging instrument
FX forward contracts	FVTPL	-78		-78		-78		-78
Total financial instruments, net		13,431	3,744	9,126	-2,185	-628	6,324	3,510

		12/31/2024
			Measurement Categories		Fair Value
		Carrying	At	At
€ millions	Category	Amount	Amortized Cost	Fair Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents		9,609
Cash at banks[1]	AC	3,962	3,962
Time deposits[1]	AC	1,656	1,656
Money market and similar funds	FVTPL	3,991		3,991	3,991			3,991
Trade and other receivables		6,983
Trade receivables[1]	AC	6,231	6,231
Trade receivables[1]	FVOCI	0		0		0
Other receivables[2]	—	752
Other financial assets		8,770
Debt securities	AC	53	53		53			53
Debt securities	FVOCI	74		74	74			74
Equity securities	FVTPL	6,401		6,401	135		6,266	6,401
Investments in associates[2]	—	144
Time deposits[1]	AC	1,418	1,418
Financial instruments related to employee benefit plans[2]	—	287
Loans and other financial receivables	AC	329	329			329		329
Derivative assets
Designated as hedging instrument
FX forward contracts	—	12		12		12		12
Interest rate swaps	—	0		0		0		0
Not designated as hedging instrument
FX forward contracts	FVTPL	51		51		51		51
Call options for share-based payments	FVTPL	0		0		0		0
Call option on equity shares	FVTPL	0		0			0	0
Liabilities
Trade and other payables		-2,000
Trade payables[1]	AC	-1,178	-1,178
Other payables[2]	—	-823
Financial liabilities		-11,446
Non-derivative financial liabilities
Loans[1]	AC	-2,250	-2,250			-2,250		-2,250
Bonds	AC	-6,090	-6,090		-6,286			-6,286
Private placements	AC	-99	-99			-99		-99
Lease liabilities[3]	—	-1,715	-1,715
		-498	-498			-498		-498
Other non-derivative financial liabilities	AC	-270	-270			-270		-270
Derivative liabilities
Designated as hedging instrument
FX forward contracts	—	-32		-32		-32		-32
Interest rate swaps	—	-408		-408		-408		-408
Not designated as hedging instrument
FX forward contracts	FVTPL	-85		-85		-85		-85
Total financial instruments, net		11,916	1,550	10,004	-1,836	-1,833	6,266	2,597

1 We do not separately disclose the fair value for cash and cash equivalents, trade receivables, and accounts payable as their carrying amounts are a reasonable approximation of their fair values.

[2] Since the line items Trade receivables, Trade payables, and Other financial assets contain both financial and non-financial assets or liabilities (such as other taxes or advance payments), the carrying amounts of non-financial assets or liabilities are shown to allow a reconciliation to the corresponding line items in the Consolidated Statements of Financial Position.

[3] For lease liabilities, separate disclosure of fair value is not required.

Schedule of Fair values of Financial Instruments by Instruments Classification

		12/31/2025
€ millions	Category	Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	9,491		9,491
At fair value through other comprehensive income	FVOCI	46		46
At amortized cost	AC	12,841	12,841
Financial liabilities
At fair value through profit or loss	FVTPL	-78		-78
At amortized cost	AC	-7,414	-7,414

		12/31/2024
€ millions	Category	Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	10,443		10,443
At fair value through other comprehensive income	FVOCI	74		74
At amortized cost	AC	13,649	13,649
Financial liabilities
At fair value through profit or loss	FVTPL	-85		-85
At amortized cost	AC	-10,385	-10,385

Schedule of Valuation Techniques of Financial Instruments Measured at Fair Value on a Recurring Basis

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement
Other financial assets
Money-market and similar funds	Level 1	Quoted prices in an active market	NA	NA
Debt securities	Level 1	Quoted prices in an active market	NA	NA
Listed equity securities	Level 1	Quoted prices in an active market	NA	NA
Unlisted equity securities	Level 3	Market approach. Comparable company valuation using revenue multiples derived from companies comparable to the investee.	Peer companies used (revenue multiples range from 1.5 to 30.0) Revenues of investees Discounts for lack of marketability (0.4% to 90.9%)	The estimated fair value would increase (decrease) if: -The revenue multiples were higher (lower) -The investees’ revenues were higher (lower) -The liquidity discounts were lower (higher)

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

- Nature and selection of financing rounds

- Weighting of financings rounds

- Discounts for lack of marketability

- Weighting of equity allocation method such as option pricing model and common stock equivalent model

- Volatility assumptions

- Estimated time to exit

- Imminent exit value

The estimated fair value would increase (decrease) if:

- Different financing rounds are selected

- Weighting of financing rounds changes

-Weighting of the applied equity allocation methods changes

- Volatility assumptions were higher (lower)

- Estimated time to exit increases (decreases)

- The imminent exit value increases (decreases)

		Last financing round valuations	Nature and pricing indication of latest financing round

The estimated fair value would increase (decrease) if:

-Price of latest financing round would increase (decrease)

- the overall company value would be higher (lower)

- the respective analyzed share class would be affected by this change due to its rights and preferences

		Net asset value/fair market value as reported by the respective funds	Net asset value calculations of the respective funds	The estimated fair value would increase (decrease) if: Reported net asset value of respective fund would be higher (lower)
Call option on equity shares	Level 3

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

			NA	NA
Other financial assets/ Financial liabilities
FX forward contracts	Level 2

Discounted cash flow using par method. Expected future cash flows based on forward exchange rates are discounted over the respective remaining term of the contracts using the respective deposit interest rates and spot rates.

			NA	NA
Interest rate swaps	Level 2

Discounted cash flow. Expected future cash flows are estimated based on forward interest rates from observable yield curves and contract interest rates, discounted at a rate that reflects the credit risk of the counterparty.

			NA	NA
Equity swaps	Level 2

Discounted cash flow. Expected future cash flows are estimated based on projected share prices and projected interest rates. Projected share prices are calculated in a manner similar to the method applied for RSUs under IFRS 2. Projected interest rates are calculated from Euribor 3-month zero coupon yield curve, unless the rate for a particular period is already fixed with the bank .

			NA	NA

Schedule of Financial Instruments Not Measured at Fair Value

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique
Financial liabilities
Fixed-rate bonds (financial liabilities)	Level 1	Quoted prices in an active market
Fixed-rate private placements/ loans (financial liabilities)	Level 2	Discounted cash flows Future cash outflows for fixed interest and principal are discounted over the term of the respective contracts using the market interest rates as at the reporting date.

Schedule of Reconciliation from the Opening to the Closing Balances Fair Values Classified as Level 3 Fair Values

	2025	2024
		Unlisted Equity Securities
		and Call Options on
€ millions	Unlisted Equity Securities	Equity Shares
1/1	6,269	4,817
Transfers
Into Level 3	4	7
Out of Level 3	-180	-2
Purchases	622	773
Sales	-440	-132
Settlements
Gains/losses
Included in financial income, net	772	481
Included in exchange differences in other comprehensive income	-723	325
12/31	6,324	6,269
Change in unrealized gains/losses in profit or loss for equity investments held at the end of the reporting period	201	674

Schedule of net gain or loss from financial instruments by measurement category

€ millions	2025	2024
Financial instruments at fair value through profit or loss	739	450
Financial assets measured at amortized cost	-108	526
thereof interest income	199	343
Financial assets at fair value through other comprehensive income (debt securities)	-10	-13
thereof interest expenses	-10	-13
Financial liabilities measured at amortized cost	0	-478
thereof interest expenses	-141	-130